Equity	6 Months Ended
Jun. 30, 2020
Equity
Equity

7.     Equity

As of June 30, 2020 the share capital of €845 (December 31, 2019: €762) is divided into 84,493,155 (December 31, 2019: 76,249,901) common shares with a par value of €0.01 per share.

In May 2020, the Company implemented an at-the-market ("ATM") program providing for the sales over time of up to $50,000,000 of its common shares. As of June 30, 2020, the Company has issued approximately 8.1 million common shares under this ATM program, generating net proceeds of approximately €21 million.